LONG TERM RECEIVABLES AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
Schedule of Long Term Receivables and Deposits
	December 31,
	2012	2011

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$1,064	$1,084
Restricted deposits	42	440
Leasing deposits	54	39

	$1,160	$1,563